Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance amount	$ 1,808,889		$ 194,375	$ 43,129
Investment losses	$ 1,087		23,799	20,194
Q&A session fees description	The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.	The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.
Annual rate (in Yuan Renminbi) | ¥		¥ 299
Service costs	$ 2,087,425		$ 2,109,649	$ 1,142,596
Deposits (in Yuan Renminbi) | ¥					¥ 500,000
Concentration of credit risk, percentage	10.00%	10.00%	10.00%	10.00%
GMB(Beijing) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest	49.00%		49.00%		49.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of intangible assets	5 years	5 years
Price per share relating to course ot program (in Yuan Renminbi per share) | ¥ / shares					¥ 9.9
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of intangible assets	10 years	10 years
Price per share relating to course ot program (in Yuan Renminbi per share) | ¥ / shares					¥ 299